Leases - Summary of minimum lease payment receivable schedule for lease contracts of the Group as lessor-Operating lease (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Minimum lease payment receivable schedule for lease contracts of the Group as lessor-Operating lease [Line Items]
Minimum lease payment	₩ 1,576,504	₩ 1,590,470
Less than 1 year [member]
Minimum lease payment receivable schedule for lease contracts of the Group as lessor-Operating lease [Line Items]
Minimum lease payment	585,583	576,017
1~2 years [member]
Minimum lease payment receivable schedule for lease contracts of the Group as lessor-Operating lease [Line Items]
Minimum lease payment	455,068	460,075
2~3 years [member]
Minimum lease payment receivable schedule for lease contracts of the Group as lessor-Operating lease [Line Items]
Minimum lease payment	313,369	320,463
3~4 years
Minimum lease payment receivable schedule for lease contracts of the Group as lessor-Operating lease [Line Items]
Minimum lease payment	169,173	177,914
4~5 years
Minimum lease payment receivable schedule for lease contracts of the Group as lessor-Operating lease [Line Items]
Minimum lease payment	52,983	55,548
Later than 5 years
Minimum lease payment receivable schedule for lease contracts of the Group as lessor-Operating lease [Line Items]
Minimum lease payment	₩ 328	₩ 453